Equity - Other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Balances at January 1	$ (321,596)	$ (417,219)	$ (391,966)
Other comprehensive income/(loss) for the year	70,849	95,623	(25,253)
For the year ended December 31,	(250,747)	(321,596)	(417,219)
Currency translation adjustments
EQUITY
Balances at January 1	(343,837)	(439,407)	(414,777)
Other comprehensive income/(loss) for the year	70,459	95,570	(24,630)
For the year ended December 31,	(273,378)	(343,837)	(439,407)
Remeasurement of defined benefit obligations
EQUITY
Balances at January 1	120	92	198
Other comprehensive income/(loss) for the year	400	28	(106)
For the year ended December 31,	520	120	92
Share of other comprehensive income from associates
EQUITY
Balances at January 1	(41,212)	(41,267)	(40,726)
Other comprehensive income/(loss) for the year	43	55	(541)
For the year ended December 31,	(41,169)	(41,212)	(41,267)
Income Tax effect
EQUITY
Balances at January 1	(69)	(39)	(63)
Other comprehensive income/(loss) for the year	(53)	(30)	24
For the year ended December 31,	(122)	(69)	(39)
Transfer from shareholders equity - currency translation differences
EQUITY
Balances at January 1	63,402	63,402	63,402
Other comprehensive income/(loss) for the year	0	0
For the year ended December 31,	$ 63,402	$ 63,402	$ 63,402